Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Stock-based compensation cost included in income from continuing operations

($ in millions)
For the year ended December 31:	2021	2020	2019
Cost	$145	$126	$85
SG&A expense	555	550	419
RD&E expense	218	197	125
Pre-tax stock-based compensation cost	919	873	628
Income tax benefits	(223)	(198)	(143)
Net stock-based compensation cost	$695	$675	$484

Summary of Restricted Stock Units activity

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2019	$130	9,802,704	$136	2,419,695
Awards granted	119	5,650,861	117	1,395,534
Awards released	136	(3,145,016)	140	(846,672)
Awards canceled/forfeited/performance adjusted	128	(981,921)	131	(112,107)	*
Balance at December 31, 2019	$123	11,326,628	$126	2,856,450	**
Awards granted	115	10,651,955	117	1,582,666
Awards released	126	(3,781,240)	137	(630,974)
Awards canceled/forfeited/performance adjusted	121	(1,300,639)	125	(256,642)	*
Balance at December 31, 2020	$117	16,896,704	$120	3,551,500	**
Awards granted	125	9,566,307	129	1,561,120
Awards released	120	(4,582,159)	129	(581,397)
Awards canceled/forfeited/performance adjusted	119	(2,072,800)	124	(453,178)	*
Kyndryl separation - adjustment	—	660,089	—	120,428
Kyndryl separation - cancellation	119	(1,429,661)	119	(469,616)
Balance at December 31, 2021	$116	19,038,480	$118	3,728,857	**

*	Includes adjustments of (223,397), (70,089) and (8,544) PSUs for 2021, 2020 and 2019, respectively, because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of Performance Share Units activity

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2019	$130	9,802,704	$136	2,419,695
Awards granted	119	5,650,861	117	1,395,534
Awards released	136	(3,145,016)	140	(846,672)
Awards canceled/forfeited/performance adjusted	128	(981,921)	131	(112,107)	*
Balance at December 31, 2019	$123	11,326,628	$126	2,856,450	**
Awards granted	115	10,651,955	117	1,582,666
Awards released	126	(3,781,240)	137	(630,974)
Awards canceled/forfeited/performance adjusted	121	(1,300,639)	125	(256,642)	*
Balance at December 31, 2020	$117	16,896,704	$120	3,551,500	**
Awards granted	125	9,566,307	129	1,561,120
Awards released	120	(4,582,159)	129	(581,397)
Awards canceled/forfeited/performance adjusted	119	(2,072,800)	124	(453,178)	*
Kyndryl separation - adjustment	—	660,089	—	120,428
Kyndryl separation - cancellation	119	(1,429,661)	119	(469,616)
Balance at December 31, 2021	$116	19,038,480	$118	3,728,857	**

*	Includes adjustments of (223,397), (70,089) and (8,544) PSUs for 2021, 2020 and 2019, respectively, because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of total fair value of RSUs and PSUs granted and vested

($ in millions)
For the year ended December 31:	2021	2020	2019
RSUs
Granted	$1,195	$1,220	$674
Vested	549	478	428
PSUs
Granted	$201	$186	$164
Vested	75	86	118